Shareholders' equity - At-the-market equity offering (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	May 11, 2020	Jun. 30, 2021	Dec. 31, 2020
Shareholders' equity
Maximum value of shares that can be issued from treasury to public	$ 300
Share Capital
Shareholders' equity
Number of shares issued at At-the-market equity offering		0	1,054,800